INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Loss before income taxes	$ (47,967,190)	$ (50,268,354)
Statutory tax rate	27.00%	27.00%
Income tax (recovery) at statutory tax rate	$ (12,964,913)	$ (13,572,000)
Flow-through renunciations	1,334,205	12,285,000
Other non-deductible differences	871,480	(3,033,000)
Mining tax	(326,348)
Current year tax benefit not recognized	10,691,006	$ 4,320,000
Income tax expense (recovery)	(394,570)
Deferred tax recovery	$ (394,570)